Document and Entity Information	Dec. 09, 2025
Cover [Abstract]
Entity Registrant Name	TELEFLEX INC
Amendment Flag	false
Entity Central Index Key	0000096943
Document Type	8-K
Document Period End Date	Dec. 09, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-5353
Entity Tax Identification Number	23-1147939
Entity Address, Address Line One	550 E. Swedesford Rd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	225-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1 per share
Trading Symbol	TFX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false